Time Deposit Maturities	12 Months Ended
Dec. 31, 2011
Time Deposit Maturities [Abstract]
Time Deposit Maturities

Note 8 ❑ Time Deposit Maturities

Following is a table of maturities for time deposits outstanding on December 31, 2011, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.6 billion on December 31, 2011. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)

2012	$1,089,200
2013	226,910
2014	231,241
2015	97,106
2016	80,290
2017 and after	57,146

Total	$1,781,893